CONSOLIDATED BALANCE SHEET - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	¥ 111,922	¥ 113,218
Time deposits with financial institutions	55,093	51,786
Financial assets at fair value through profit or loss	25,732	51,196
Derivatives financial assets	7,887	526
Trade accounts receivable and bills receivable	64,879	84,701
Inventories	184,584	186,693
Prepaid expenses and other current assets	54,023	40,929
Total current assets	504,120	529,049
Non-current assets
Property, plant and equipment, net	617,762	650,774
Construction in progress	136,963	118,645
Goodwill	8,676	8,634
Interest in associates	89,537	79,726
Interest in joint ventures	56,184	51,361
Available-for-sale financial assets		1,676
Financial assets at fair value through other comprehensive income	1,450
Deferred tax assets	21,694	15,131
Lease prepayments	64,514	58,526
Long-term prepayments and other assets	91,408	81,982
Total non-current assets	1,088,188	1,066,455
Total assets	1,592,308	1,595,504
Current liabilities
Short-term debts	29,462	55,338
Loans from Sinopec Group Company and fellow subsidiaries	31,665	25,311
Derivatives financial liabilities	13,571	2,665
Trade accounts payable and bills payable	192,757	206,535
Contract liabilities	124,793
Other payables	166,151	276,582
Income tax payable	6,699	13,015
Total current liabilities	565,098	579,446
Non-current liabilities
Long-term debts	51,011	55,804
Loans from Sinopec Group Company and fellow subsidiaries	42,516	43,320
Deferred tax liabilities	5,948	6,466
Provisions	42,800	39,958
Other long-term liabilities	28,400	17,620
Total non-current liabilities	170,675	163,168
Total liabilities	735,773	742,614
Equity
Share capital	121,071	121,071
Reserves	596,213	605,049
Total equity attributable to owners of the Company	717,284	726,120
Non-controlling interests	139,251	126,770
Total equity	856,535	852,890
Total liabilities and equity	¥ 1,592,308	¥ 1,595,504